Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2020 (Unaudited)
	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 57.79%
Communication Services - 6.57%
Alphabet, Inc., Class C (a)	2,699	$4,002,509	3.33%
Fox Corp.	56,184	1,447,862	1.20%
Verizon Communications, Inc.	42,537	2,445,027	2.04%
		7,895,398	6.57%
Consumer Discretionary - 9.78%
CarMax, Inc. (a)	29,106	2,822,409	2.35%
Dollar Tree, Inc. (a)	17,521	1,635,585	1.36%
Home Depot, Inc.	11,249	2,986,497	2.49%
Lowe's Companies, Inc.	9,642	1,435,790	1.20%
O'Reilly Automotive, Inc. (a)	6,000	2,864,280	2.38%
		11,744,561	9.78%
Consumer Staples - 4.24%
Altria Group, Inc.	51,498	2,119,143	1.76%
Nestlé S.A. - ADR (b)	25,219	2,972,059	2.48%
		5,091,202	4.24%
Energy - 1.40%
Chevron Corp.	17,676	1,483,723	1.23%
Enbridge, Inc. (b)	1,575	50,400	0.04%
Kinder Morgan, Inc.	3,300	46,530	0.04%
Targa Resources Corp.	2,500	45,700	0.04%
The Williams Companies, Inc.	3,100	59,303	0.05%
		1,685,656	1.40%
Financials - 9.72%
Berkshire Hathaway, Inc., Class B (a)	23,481	4,597,110	3.83%
BlackRock, Inc.	4,355	2,504,168	2.08%
The Charles Schwab Corp.	39,693	1,315,823	1.10%
The Progressive Corp.	25,555	2,308,639	1.92%
Wells Fargo & Co.	38,880	943,229	0.79%
		11,668,969	9.72%
Health Care - 2.64%
Bristol-Myers Squibb Co.	22,640	1,328,062	1.11%
Pfizer, Inc.	47,852	1,841,345	1.53%
		3,169,407	2.64%
Industrials - 4.01%
FedEx Corp.	13,361	2,249,993	1.87%
Norfolk Southern Corp.	13,358	2,567,541	2.14%
		4,817,534	4.01%
Information Technology - 13.99%
Apple, Inc.	15,132	6,431,705	5.36%
Cisco Systems, Inc.	44,167	2,080,266	1.73%
Citrix Systems, Inc.	17,669	2,522,427	2.10%
Texas Instruments, Inc.	20,268	2,585,183	2.15%
Visa, Inc., Class A	16,695	3,178,728	2.65%
		16,798,309	13.99%
Materials - 5.44%
Air Products and Chemicals, Inc.	9,741	2,792,063	2.32%
Martin Marietta Materials, Inc.	9,785	2,027,256	1.69%
NewMarket Corp.	4,574	1,714,381	1.43%
		6,533,700	5.44%
Total Common Stocks (Cost $50,514,310)		69,404,736	57.79%

PREFERRED STOCKS - 2.91%
Communication Services - 0.07%
AT&T, Inc., Series C, 4.750%, Perpetual	3,450	86,526	0.07%

Consumer Staples - 0.14%
CHS, Inc.
Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (f)	750	18,825	0.02%
Series 4, 7.500%, Perpetual	5,280	143,985	0.12%
		162,810	0.14%
Energy - 0.08%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(f)	4,020	100,098	0.08%

Financials - 2.62%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	1,555	38,984	0.03%
American International Group, Inc., Series A, 5.850%, Perpetual	2,995	82,482	0.07%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	3,465	91,268	0.08%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,845	47,232	0.04%
BancorpSouth Bank, Series A, 5.500%, Perpetual	1,155	30,065	0.03%
Bank of America Corp.
Series KK, 5.375%, Perpetual	1,630	44,417	0.04%
Series GG, 6.000%, Perpetual	2,455	66,997	0.05%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	3,660	86,193	0.07%
Series I, 5.000%, Perpetual	3,650	91,177	0.08%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (f)	1,645	46,060	0.04%
Series J, 7.125% to 09/30/2023 then 3 Month LIBOR USD + 4.040%, Perpetual (f)	2,410	68,420	0.06%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (f)	2,075	55,797	0.05%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	2,480	60,983	0.05%
Fifth Third Bancorp
Series K, 4.950%, Perpetual	3,200	83,168	0.07%
Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%, Perpetual (f)	1,750	48,002	0.04%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	3,470	87,617	0.07%
First Horizon National Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (f)	1,185	27,030	0.02%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	46,272	0.04%
First Republic Bank, Series J, 4.700%, Perpetual	1,025	26,629	0.02%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	2,940	83,496	0.07%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	4,335	110,716	0.09%
JPMorgan Chase & Co., Series GG, 4.750%, Perpetual	3,365	91,225	0.08%
KeyCorp
Series F, 5.650%, Perpetual	1,455	39,183	0.03%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (f)	2,995	84,369	0.07%
Legg Mason, Inc., 5.450%, 09/15/2056	1,570	40,522	0.03%
MetLife, Inc., Series F, 4.750%, Perpetual	2,950	75,815	0.06%
Morgan Stanley
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (f)	750	21,457	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (f)	5,420	153,061	0.13%
Northern Trust Corp., Series E, 4.700%, Perpetual	985	26,684	0.02%
Prudential Financial, Inc., 5.625%, 08/15/2058	1,415	38,927	0.03%
Regions Financial Corp.
Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (f)	1,840	48,650	0.04%
Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	3,270	89,565	0.08%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,360	119,377	0.10%
SVB Financial Group, Series A, 5.250%, Perpetual	2,415	63,104	0.05%
Synchrony Financial, Series A, 5.625%, Perpetual	3,890	93,827	0.08%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (f)	1,615	39,309	0.03%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (f)	1,520	38,213	0.03%
TCF Financial Corp., Series C, 5.700%, Perpetual	1,510	37,976	0.03%
The Allstate Corp.
Series H, 5.100%, Perpetual	2,305	62,189	0.05%
Series G, 5.625%, Perpetual	3,375	94,432	0.08%
The Goldman Sachs Group, Inc.
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (f)	2,020	54,399	0.05%
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	1,930	52,882	0.04%
Truist Financial Corp.
Series R, 4.750%, Perpetual	3,200	80,640	0.07%
Series O, 5.250%, Perpetual	3,250	87,263	0.07%
U.S. Bancorp
Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.468%, Perpetual (d)(f)	2,090	55,845	0.05%
Series B, 3.500% to 09/01/2020 then 3 Month LIBOR USD + 0.600%, Perpetual (f)	2,980	64,368	0.05%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	3,490	85,156	0.07%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (f)	3,045	81,576	0.07%
		3,143,019	2.62%
Total Preferred Stocks (Cost $3,363,846)		3,492,453	2.91%

REITS - 1.99%
Financials - 1.99%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (f)	2,720	61,064	0.05%
Apollo Commercial Real Estate Finance, Inc.	4,130	38,409	0.03%
Chimera Investment Corp.	2,930	26,341	0.02%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	2,635	60,605	0.05%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	1,320	26,915	0.02%
Kimco Realty Corp. Series M, 5.250%, Perpetual	1,835	44,976	0.03%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	3,195	80,258	0.07%
Starwood Property Trust, Inc.	2,730	40,813	0.04%
STORE Capital Corp.	82,578	1,956,273	1.63%
Vornado Realty Trust, Series M, 5.250%, Perpetual	2,565	58,739	0.05%
Total REITS (Cost $2,603,638)		2,394,393	1.99%

CORPORATE BONDS - 19.97%
Communication Services - 0.96%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,148,138	0.96%

Consumer Discretionary - 1.11%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,107,873	0.92%
Starbucks Corp., 4.450%, 08/15/2049	175,000	229,591	0.19%
		1,337,464	1.11%
Energy - 1.90%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,090,813	0.91%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	788,002	0.66%
Ovintiv, Inc., 3.900%, 11/15/2021	400,000	401,940	0.33%
		2,280,755	1.90%
Financials - 10.57%
Aflac, Inc., 3.600%, 04/01/2030	300,000	358,477	0.30%
American International Group, Inc., 4.125%, 02/15/2024	500,000	559,662	0.47%
Comerica Bank, 2.500%, 07/23/2024	700,000	744,752	0.62%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,344,782	1.12%
Discover Financial Services, 5.200%, 04/27/2022	900,000	963,714	0.80%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,122,745	0.93%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	553,960	0.46%
4.000%, 05/15/2025	765,000	871,495	0.73%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	476,745	0.40%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,694,961	1.41%
5.625%, 04/01/2024	700,000	804,202	0.67%
Synchrony Financial
3.750%, 08/15/2021	350,000	357,137	0.30%
3.950%, 12/01/2027	650,000	686,397	0.57%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,336,732	1.11%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	819,258	0.68%
		12,695,019	10.57%
Health Care - 2.27%
Bristol-Myers Squibb Co., 3.625%, 05/15/2024	1,000,000	1,108,009	0.92%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	856,762	0.72%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	757,111	0.63%
		2,721,882	2.27%
Information Technology - 1.64%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	759,121	0.63%
Corning, Inc., 6.850%, 03/01/2029	275,000	361,382	0.30%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	848,196	0.71%
		1,968,699	1.64%
Materials - 1.52%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,062,338	0.88%
Goldcorp, Inc., 3.625%, 06/09/2021	750,000	765,223	0.64%
		1,827,561	1.52%
Total Corporate Bonds (Cost $21,995,209)		23,979,518	19.97%

MORTGAGE-BACKED SECURITIES - 6.71%
Fannie Mae Pool
3.000%, 10/01/2043	1,824,586	1,962,410	1.63%
3.500%, 01/01/2042	378,057	409,499	0.34%
4.000%, 10/01/2041	411,879	451,346	0.38%
4.000%, 12/01/2041	366,120	402,544	0.34%
4.500%, 08/01/2020	178	187	0.00%
6.000%, 10/01/2037	121,614	141,974	0.12%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	107,046	106,596	0.09%
Series 2012-22, 2.000%, 11/25/2040	77,417	78,989	0.06%
Series 2012-16, 2.000%, 11/25/2041	83,438	86,549	0.07%
Series 2010-134, 2.250%, 03/25/2039	55,361	56,078	0.05%
Freddie Mac Gold Pool
3.000%, 05/01/2042	702,228	755,022	0.63%
3.000%, 09/01/2042	1,302,726	1,402,089	1.17%
3.500%, 01/01/2048	1,217,899	1,299,152	1.08%
5.500%, 04/01/2037	54,797	63,321	0.05%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	35,316	35,575	0.03%
Series 4309, 2.000%, 10/15/2043	69,218	71,349	0.06%
Series 3928, 2.500%, 08/15/2040	119,512	122,230	0.10%
Series 3870, 2.750%, 01/15/2041	45,989	47,675	0.04%
Series 4016, 3.000%, 09/15/2039	181,167	182,854	0.15%
Series 4322, 3.000%, 05/15/2043	189,150	196,897	0.17%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	174,982	179,737	0.15%
Total Mortgage-Backed Securities (Cost $7,562,821)		8,052,073	6.71%

U.S. GOVERNMENT AGENCY ISSUES - 0.42%
U.S. Government Agency Issues - 0.42%
Fannie Mae, 1.500%, 08/10/2021	500,000	500,120	0.42%
Total U.S. Government Agency Issues (Cost $500,000)		500,120	0.42%

U.S. TREASURY OBLIGATIONS - 6.96%
U.S. Treasury Notes - 6.96%
U.S. Treasury Notes
0.625%, 03/31/2027	1,250,000	1,270,947	1.06%
1.625%, 11/15/2022	500,000	517,276	0.43%
1.750%, 05/15/2023	1,250,000	1,307,080	1.09%
1.875%, 07/31/2026	1,775,000	1,939,603	1.61%
2.750%, 02/15/2024	1,575,000	1,720,318	1.43%
3.000%, 10/31/2025	450,000	514,556	0.43%
3.125%, 11/15/2028	900,000	1,094,994	0.91%
		8,364,774	6.96%
Total U.S. Treasury Obligations (Cost $7,896,308)		8,364,774	6.96%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.80%
Financials - 0.50%
Apollo Investment Corp.	4,375	41,431	0.04%
Ares Capital Corp.	3,345	47,164	0.04%
Bain Capital Specialty Finance, Inc.	3,380	34,036	0.03%
BlackRock TCP Capital Corp.	4,790	47,086	0.04%
FS KKR Capital Corp.	3,014	47,919	0.04%
Golub Capital BDC, Inc.	3,200	37,856	0.03%
Hercules Capital, Inc.	4,625	51,060	0.04%
Monroe Capital Corp.	6,150	38,930	0.03%
New Mountain Finance Corp.	4,755	42,747	0.04%
Oaktree Specialty Lending Corp.	11,905	53,930	0.04%
Sixth Street Specialty Lending, Inc.	2,650	45,156	0.04%
TCG BDC, Inc.	5,235	42,613	0.04%
TriplePoint Venture Growth BDC Corp.	5,675	61,801	0.05%
		591,729	0.50%
Other Investment Companies - 0.30%
Vanguard High-Yield Corporate Fund	62,348	364,110	0.30%
Total Investment Companies (Excluding Money Market Funds) (Cost $1,247,723)		955,839	0.80%

SHORT-TERM INVESTMENTS - 1.84%
Money Market Funds - 1.84%
First American Government Obligations Fund, Institutional Class, 0.08% (c)	2,215,535	2,215,535	1.84%
Total Short-Term Investments (Cost $2,215,535)		2,215,535	1.84%

Total Investments (Cost $97,899,390) - 99.39%		119,359,441	99.39%
Other Assets in Excess of Liabilities - 0.61%		729,753	0.61%
TOTAL NET ASSETS - 100.00%		120,089, 194	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund's seven-day yield as of July 31, 2020.
(d) Investment in affiliated security for the period from November 1, 2019, through March 30, 2020. Quasar Distributors, LLC, which serves as the Fund's distributor, was a subsidiary of U.S. Bancorp
Fund Services, LLC through March 30, 2020. Details of transactions with this affiliated company for the period November 1, 2019, through March 30, 2020, are as follows:

Preferred Stocks
U.S. Bancorp
Beginning Cost - November 1, 2019	$79,260
Purchase Cost	9,634
Sales Cost	(28,766)
Ending Cost - March 30, 2020	$60,128
Dividend Income	$2,110
Net Change in Unrealized Appreciation/Depreciation	$(1,592)
Realized Gain/Loss	$(3,290)
Shares	2,090
Market Value - March 30, 2020	$54,653

(e)	Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2020, the market value of this security totaled $1,344,782 which represents 1.12% of net assets.
(f)	Variable rate security; rate disclosed is the rate as of July 31, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor's Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of July 31, 2020
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2020, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$7,895,398	$–	$–	$7,895,398
Consumer Discretionary	11,744,561	–	–	11,744,561
Consumer Staples	5,091,202	–	–	5,091,202
Energy	1,685,656	–	–	1,685,656
Financials	11,668,969	–	–	11,668,969
Health Care	3,169,407	–	–	3,169,407
Industrials	4,817,534	–	–	4,817,534
Information Technology	16,798,309	–	–	16,798,309
Materials	6,533,700	–	–	6,533,700
Total Common Stocks	$69,404,736	$–	$–	$69,404,736

Preferred Stocks
Communication Services	$86,526	$–	$–	$86,526
Consumer Staples	162,810	–	–	162,810
Energy	100,098	–	–	100,098
Financials	3,143,019	–	–	3,143,019
Total Preferred Stocks	$3,492,453	$–	$–	$3,492,453

REITS
Financials	$2,394,393	$–	$–	$2,394,393
Total REITS	$2,394,393	$–	$–	$2,394,393

Corporate Bonds
Communication Services	$–	$1,148,138	$–	$1,148,138
Consumer Discretionary	–	1,337,464	–	1,337,464
Energy	–	2,280,755	–	2,280,755
Financials	–	12,695,019	–	12,695,019
Health Care	–	2,721,882	–	2,721,882
Information Technology	–	1,968,699	–	1,968,699
Materials	–	1,827,561	–	1,827,561
Total Corporate Bonds	$–	$23,979,518	$–	$23,979,518

Mortgage-Backed Securities	$–	$8,052,073	$–	$8,052,073

U.S. Government Agency Issues	$–	$500,120	$–	$500,120

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$8,364,774	$–	$8,364,774
Total U.S. Treasury Obligations	$–	$8,364,774	$–	$8,364,774

Investment Companies (Excluding Money Market Funds)
Financials	$591,729	$–	$–	$591,729
Other Investment Companies	364,110	–	–	364,110
Total Investment Companies (Excluding Money Market Funds)	$955,839	$–	$–	$955,839

Short-Term Investments
Money Market Funds	$2,215,535	$–	$–	$2,215,535
Total Short-Term Investments	$2,215,535	$–	$–	$2,215,535

Total Investments	$78,462,956	$40,896,485	$–	$119,359,441